Earnings per share	12 Months Ended
Dec. 31, 2025
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Earnings per share
32. Earnings per share
The weighted average number of common shares for the purpose of diluted earnings per share reconciles to the weighted average number of common shares used in the calculation of basic earnings per share as follows:

	December 31, 2025	December 31, 2024

Weighted average number of common shares used in the calculation of basic earnings per share	203,018,394	203,983,457
Dilutive impact of share options	1,125,137	682,803
Dilutive impact of restricted share units and restricted share units with performance criteria	390,885	397,436
Dilutive impact of performance share units	877,827	477,846
Weighted average number of common shares used in the calculation of diluted earnings per share	205,412,243	205,541,542

As at December 31, 2025, 32,236 options (2024 – 40,915) were excluded from the dilutive weighted-average number of common shares calculation because their effect would have been anti-dilutive.